EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
EQUITY
Schedule of ordinary shares and additional paid-in capital

	Year Ended December 31,
	2019	2018	2017
	Number of shares in thousands
Issued and outstanding share capital (ordinary shares):
Outstanding shares at the beginning of the year	287,616	264,495	262,917
Shares issued in private placements during the year	46,115	22,014	—
Shares issued in exercise of stock options during the year	1,554	1,107	1,578

Outstanding at the end of the year	335,285	287,616	264,495

Authorized share capital at the end of the year	750,000	750,000	750,000